Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 204,668	₩ 195,850	₩ 210,682
Past service cost	(25,749)
Interest cost	961	2,391	10,280
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Opening defined benefit obligations	1,562,424	1,401,396
Current service cost	204,668	195,850
Past service cost	(25,749)
Interest cost	49,145	40,844
Remeasurements (before tax)	(27,885)	(114)
Benefit payments	(88,562)	(76,011)
Transfers from (to) related parties	(4,217)	534
Curtailment of plans	(74,459)
Others	58	(75)
Closing defined benefit obligations	₩ 1,595,423	₩ 1,562,424	₩ 1,401,396